Statements of Comprehensive Income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of comprehensive income [abstract]
Net income for the year	R$ 1,132,320	R$ 1,525,865	R$ 1,546,816
Items that are subsequently reclassified to profit or loss:
Fair value adjustments of financial instruments of subsidiaries, net	(213,937)	(4,016)	(33,653)
Fair value adjustments of financial instruments of joint ventures, net	(2,329)	3,535	(1,014)
Cumulative translation adjustments, net of hedge of net investments in foreign operations and income and social contribution taxes	12,796	45,542	(59,406)
Items that are not subsequently reclassified to profit or loss:
Actuarial losses of post-employment benefits of subsidiaries, net	(5,282)	(23,856)	(8,647)
Actuarial gains of post-employment benefits of joint ventures, net	(1,375)	544	374
Total comprehensive income for the year	922,193	1,547,614	1,444,470
Total comprehensive income for the year attributable to shareholders of the Company	944,404	1,553,489	1,435,491
Total comprehensive income for the year attributable to non-controlling interest in subsidiaries	R$ (22,211)	R$ (5,875)	R$ 8,979